Investments accounted for using the equity method - Disclosure of investments accounted for using the equity method (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Joint ventures	€ 5,635	€ 2,844
Associates	297	308
Other	90	0
Total Investments accounted for using the equity method	€ 6,022	€ 3,152	[1]

[1]	Refer to Note 3, Scope of consolidation